Congress Large Cap Growth ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 3.2%
Howmet Aerospace, Inc.	73,378	$9,288,187

Biotechnology - 1.6%
Vertex Pharmaceuticals, Inc. (a)	10,358	4,782,081

Broadline Retail - 3.2%
Amazon.com, Inc. (a)	38,681	9,193,700

Capital Markets - 4.8%
Goldman Sachs Group, Inc.	12,710	8,139,484
Moody's Corp.	11,522	5,754,548
		13,894,032

Chemicals - 4.2%
Ecolab, Inc.	25,864	6,470,914
Sherwin-Williams Co.	16,460	5,895,314
		12,366,228

Commercial Services & Supplies - 2.1%
Cintas Corp.	30,832	6,183,974

Communications Equipment - 3.4%
Arista Networks, Inc. (a)	86,856	10,008,417

Construction Materials - 1.7%
Martin Marietta Materials, Inc.	9,304	5,062,492

Consumer Staples Distribution & Retail - 3.3%
Costco Wholesale Corp.	9,931	9,731,188

Electrical Equipment - 2.8%
Eaton Corp. PLC	25,190	8,223,024

Energy Equipment & Services - 2.4%
Baker Hughes a GE Co.	149,989	6,926,492

Entertainment - 2.5%
Netflix, Inc. (a)	7,617	7,439,981

Financial Services - 2.8%
Visa, Inc. - Class A	23,867	8,157,740

Health Care Equipment & Supplies - 5.7%
Boston Scientific Corp. (a)	80,654	8,255,744
Intuitive Surgical, Inc. (a)	14,814	8,471,830
		16,727,574

Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	104,059	6,071,843

Insurance - 2.6%
Arthur J Gallagher & Co.	25,031	7,554,856

Interactive Media & Services - 6.7%
Alphabet, Inc. - Class A	42,796	8,731,240
Meta Platforms, Inc. - Class A	15,651	10,786,356
		19,517,596

IT Services - 1.9%
Shopify, Inc. - Class A (a)	47,432	5,540,058

Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	8,585	5,131,684

Machinery - 2.2%
Parker-Hannifin Corp.	9,177	6,488,598

Media - 1.9%
Trade Desk, Inc. - Class A (a)	46,088	5,469,724

Pharmaceuticals - 2.7%
Eli Lilly & Co.	9,645	7,822,867

Semiconductors & Semiconductor Equipment - 6.5%
Broadcom, Inc.	28,139	6,226,317
NVIDIA Corp.	106,406	12,776,168
		19,002,485

Software - 15.3%
Intuit, Inc.	10,699	6,435,555
Microsoft Corp.	25,614	10,631,347
Palo Alto Networks, Inc. (a)	29,768	5,489,814
Salesforce, Inc.	17,531	5,990,343
ServiceNow, Inc. (a)	9,053	9,219,394
Synopsys, Inc. (a)	13,168	6,919,521
		44,685,974

Specialty Retail - 6.9%
O'Reilly Automotive, Inc. (a)	4,587	5,937,505
The Home Depot, Inc.	15,824	6,519,171
TJX Cos., Inc.	61,154	7,631,408
		20,088,084

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	44,442	10,488,312
Dell Technologies, Inc. - Class C	44,212	4,580,363
		15,068,675
TOTAL COMMON STOCKS (Cost $239,805,718)		290,427,554

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Treasury Obligations Fund - Class X, 4.31% (b)	1,873,088	1,873,088
TOTAL SHORT-TERM INVESTMENTS (Cost $1,873,088)		1,873,088

TOTAL INVESTMENTS - 100.1% (Cost $241,678,806)		292,300,642
Liabilities in Excess of Other Assets - (0.1)%		(146,894)
TOTAL NET ASSETS - 100.0%		$292,153,748
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Congress Large Cap Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$290,427,554	$–	$–	$290,427,554
Money Market Funds	1,873,088	–	–	1,873,088
Total Investments	$292,300,642	$–	$–	$292,300,642

Refer to the Schedule of Investments for further disaggregation of investment categories.